Trade receivables - Summary of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Trade receivables [Line Items]
Trade receivables (refer Note 9), Total	₨ 21,856	$ 262	₨ 30,687
Trade receivable- non current	8,087	97	9,072
Current	13,769	165	21,615
Trade receivables
Trade receivables [Line Items]
Less: impairment allowances for expected credit losses	(2,356)	(28)	(1,355)
Cost | Trade receivables
Trade receivables [Line Items]
Trade receivables (refer Note 9), Total	₨ 24,212	$ 291	₨ 32,042